PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of capitalized interest costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of capitalized interest costs [Abstract]
Average rate of capitalization of capitalized interest costs	4.72%	4.64%	412.00%
Costs of capitalized interest	$ 1,444	$ 13,007	$ 8,210